UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21719
INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)
Diane J. Drake
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, CA 91740
(Name and address of agent for service)
Registrant's telephone number, including area code:
(626) 385-5777
Date of fiscal year end:
November 30
Date of reporting period:
November 30, 2024
Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Act”), is as follows:
Riverbridge Growth Fund
Institutional Class/RIVBX
ANNUAL SHAREHOLDER REPORT | November 30, 2024
This annual shareholder report contains important information about the Riverbridge Growth Fund (“Fund”) for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://riverbridge.com/growth-fund/. You can also request this information by contacting us at (888) 447-4470.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Riverbridge Growth Fund (Institutional Class/RIVBX)	$111	0.96%
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
For the 1-year period ended November 30, 2024, the Riverbridge Growth Fund Institutional Class produced one of its best annual returns since inception, rising 31.81%. These returns, however, did not keep pace with the Russell 3000 Growth index, which appreciated 38.16% or the S&P 500 index, which rose 33.89%. The Fund’s performance trailed those of its benchmarks which were led higher during the first half of the fiscal year by a small group of mega cap technology companies.
As always, the Riverbridge Investment Team adhered to our investment style, focusing on high quality, well-managed companies which we believe can increase their earnings power for sustained periods regardless of overall economic conditions. Our performance goal remains to outperform the benchmarks over an entire market cycle (defined as market peak to peak, or market trough to trough).
TOP PERFORMANCE CONTRIBUTORS
- Security selection within the Information Technology sector was a positive contributor to the Fund’s performance, particularly holdings in the Software industry. Vertical software providers Tyler Technologies (TYL), Fair Isaac Corporation (FICO), and Guidewire Software (GWRE) contributed to relative performance, as did workflow management solutions provider ServiceNow (NOW), which has demonstrated strong early adoption of its A.I. enhanced products.
- Security selection within the Industrials sector was a positive contributor to the Fund’s performance.
TOP PERFORMANCE DETRACTORS
- Security selection and an overweight in the Health Care sector was a detractor from the Fund’s performance. The primary headwind was the Fund’s overweight to the Life Sciences Tools & Services industry, which broadly underperformed.
- Security selection in the Consumer Discretionary sector was a detractor from the Fund’s performance, due primarily to a single holding, Five Below (FIVE). The company encountered several challenges during 2024, including theft from their stores, a core consumer doing less discretionary spending due to higher living costs, and a CEO change.
- Security selection in the Financials sector was a detractor from the Fund’s performance. In this sector, the Fund’s relative underperformance had more to do with what it doesn’t own. Alternative asset managers and investment banks, for example, surged during the period in anticipation of declining interest rates and less M&A scrutiny by the incoming administration.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Riverbridge Growth Fund (Institutional Class/RIVBX)	31.81%	12.65%	13.02%
Russell 3000 Growth Index	38.16%	18.84%	16.08%
S&P 500 Index	33.89%	15.77%	13.35%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://riverbridge.com/growth-fund/ for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$228,177,760
Total number of portfolio holdings	45
Total advisory fees paid (net)	$1,467,473
Portfolio turnover rate as of the end of the reporting period	6%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
NVIDIA Corp.	8.1%
Microsoft Corp.	6.7%
HEICO Corp.	4.3%
Amazon.com, Inc.	4.3%
Tyler Technologies, Inc.	3.5%
ServiceNow, Inc.	3.4%
Fastenal Co.	3.2%
Salesforce, Inc.	3.2%
CoStar Group, Inc.	2.8%
Globant S.A.	2.8%
Asset Allocation
Sector Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://riverbridge.com/growth-fund/. You can also request this information by contacting us at (888) 447-4470.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 447-4470 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Riverbridge Growth Fund
Investor Class/RIVRX
ANNUAL SHAREHOLDER REPORT | November 30, 2024
This annual shareholder report contains important information about the Riverbridge Growth Fund (“Fund”) for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://riverbridge.com/growth-fund/. You can also request this information by contacting us at (888) 447-4470.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Riverbridge Growth Fund (Investor Class/RIVRX)	$140	1.21%
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
For the 1-year period ended November 30, 2024, the Riverbridge Growth Fund Investor Class produced one of its best annual returns since inception, rising 31.49%. These returns, however, did not keep pace with the Russell 3000 Growth index, which appreciated 38.16% or the S&P 500 index, which rose 33.89%. The Fund’s performance trailed those of its benchmarks which were led higher during the first half of the fiscal year by a small group of mega cap technology companies.
As always, the Riverbridge Investment Team adhered to our investment style, focusing on high quality, well-managed companies which we believe can increase their earnings power for sustained periods regardless of overall economic conditions. Our performance goal remains to outperform the benchmarks over an entire market cycle (defined as market peak to peak, or market trough to trough).
TOP PERFORMANCE CONTRIBUTORS
- Security selection within the Information Technology sector was a positive contributor to the Fund’s performance, particularly holdings in the Software industry. Vertical software providers Tyler Technologies (TYL), Fair Isaac Corporation (FICO), and Guidewire Software (GWRE) contributed to relative performance, as did workflow management solutions provider ServiceNow (NOW), which has demonstrated strong early adoption of its A.I. enhanced products.
- Security selection within the Industrials sector was a positive contributor to the Fund’s performance.
TOP PERFORMANCE DETRACTORS
- Security selection and an overweight in the Health Care sector was a detractor from the Fund’s performance. The primary headwind was the Fund’s overweight to the Life Sciences Tools & Services industry, which broadly underperformed.
- Security selection in the Consumer Discretionary sector was a detractor from the Fund’s performance, due primarily to a single holding, Five Below (FIVE). The company encountered several challenges during 2024, including theft from their stores, a core consumer doing less discretionary spending due to higher living costs, and a CEO change.
- Security selection in the Financials sector was a detractor from the Fund’s performance. In this sector, the Fund’s relative underperformance had more to do with what it doesn’t own. Alternative asset managers and investment banks, for example, surged during the period in anticipation of declining interest rates and less M&A scrutiny by the incoming administration.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Riverbridge Growth Fund (Investor Class/RIVRX)	31.49%	12.39%	12.77%
Russell 3000 Growth Index	38.16%	18.84%	16.08%
S&P 500 Index	33.89%	15.77%	13.35%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://riverbridge.com/growth-fund/ for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$228,177,760
Total number of portfolio holdings	45
Total advisory fees paid (net)	$1,467,473
Portfolio turnover rate as of the end of the reporting period	6%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
NVIDIA Corp.	8.1%
Microsoft Corp.	6.7%
HEICO Corp.	4.3%
Amazon.com, Inc.	4.3%
Tyler Technologies, Inc.	3.5%
ServiceNow, Inc.	3.4%
Fastenal Co.	3.2%
Salesforce, Inc.	3.2%
CoStar Group, Inc.	2.8%
Globant S.A.	2.8%
Asset Allocation
Sector Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://riverbridge.com/growth-fund/. You can also request this information by contacting us at (888) 447-4470.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 447-4470 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-888-447-4470.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. William H. Young is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	Riverbridge Fund	FYE 11/30/2024	FYE 11/30/2023
(a)	Audit Fees	$17,200	$16,650
(b)	Audit-Related Fees	N/A	N/A
(c)	Tax Fees	$2,800	$2,800
(d)	All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Riverbridge Fund	FYE 11/30/2024	FYE 11/30/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)	All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

	Riverbridge Fund	FYE 11/30/2024	FYE 11/30/2023
(g)	Registrant Non-Audit Related Fees	N/A	N/A
(h)	Registrant’s Investment Advisor	N/A	N/A

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

 Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

RIVERBRIDGE GROWTH FUND

Investor Class (RIVRX)

Institutional Class (RIVBX)

ANNUAL FINANCIALS AND OTHER INFORMATION

NOVEMBER 30, 2024

RIVERBRIDGE GROWTH FUND

A series of Investment Managers Series Trust

Table of Contents

Please note the Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the SEC.
Schedule of Investments	1
Statement of Assets and Liabilities	3
Statement of Operations	4
Statements of Changes in Net Assets	5
Financial Highlights	6
Notes to Financial Statements	8
Report of Independent Registered Public Accounting Firm	16

This report and the financial statements contained herein are provided for the general information of the shareholders of the Riverbridge Growth Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.riverbridge.com

Riverbridge Growth Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2024

Number of Shares		Value
	COMMON STOCKS — 98.5%
	COMMUNICATION SERVICES — 6.3%
20,213	Alphabet, Inc. - Class A	$3,414,986
20,263	Alphabet, Inc. - Class C	3,454,639
4,464	Netflix, Inc.*	3,958,720
27,152	Trade Desk, Inc. - Class A*	3,490,390
		14,318,735
	CONSUMER DISCRETIONARY — 12.2%
47,163	Amazon.com, Inc.*	9,804,716
20,583	Five Below, Inc.*	1,908,044
26,950	Floor & Decor Holdings, Inc. - Class A*	3,024,059
24,120	Grand Canyon Education, Inc.*	3,969,911
32,020	Starbucks Corp.	3,280,769
16,979	Tesla, Inc.*	5,860,472
		27,847,971
	FINANCIALS — 5.5%
5,104	Kinsale Capital Group, Inc.	2,595,078
11,622	S&P Global, Inc.	6,072,611
12,414	Visa, Inc. - Class A	3,911,403
		12,579,092
	HEALTH CARE — 16.2%
8,573	Align Technology, Inc.*	1,995,537
5,508	Charles River Laboratories International, Inc.*	1,096,422
18,831	Danaher Corp.	4,513,602
21,223	Ensign Group, Inc.	3,103,015
7,782	IDEXX Laboratories, Inc.*	3,282,059
11,336	Medpace Holdings, Inc.*	3,861,382
97,829	Privia Health Group, Inc.*	2,101,367
9,433	UnitedHealth Group, Inc.	5,756,017
25,131	Veeva Systems, Inc. - Class A*	5,726,098
16,776	West Pharmaceutical Services, Inc.	5,463,608
		36,899,107
	INDUSTRIALS — 17.9%
16,035	Cintas Corp.	3,620,543
86,021	Fastenal Co.	7,187,915
36,063	HEICO Corp.	9,858,542
19,000	Paycom Software, Inc.	4,406,480
8,220	Paylocity Holding Corp.*	1,705,979
51,087	RB Global, Inc.[1]	4,994,265
94,628	Rollins, Inc.	4,762,627
14,755	Verisk Analytics, Inc. - Class A	4,341,068
		40,877,419

See accompanying Notes to Financial Statements.

Riverbridge Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2024

Number of Shares		Value
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY — 37.6%
26,344	Analog Devices, Inc.	$5,744,309
11,622	ANSYS, Inc.*	4,080,484
1,449	Fair Isaac Corp.*	3,441,418
28,348	Globant S.A.*,1	6,456,540
17,029	Guidewire Software, Inc.*	3,455,014
36,197	Microsoft Corp.	15,327,982
5,777	Motorola Solutions, Inc.	2,886,767
133,908	NVIDIA Corp.	18,512,781
21,729	Salesforce, Inc.	7,170,353
7,479	ServiceNow, Inc.*	7,848,762
12,650	Tyler Technologies, Inc.*	7,959,001
29,797	Workiva, Inc. - Class A*	2,897,758
		85,781,169
	REAL ESTATE — 2.8%
80,008	CoStar Group, Inc.*	6,507,851
	TOTAL COMMON STOCKS
	(Cost $77,828,422)	224,811,344
	SHORT-TERM INVESTMENTS — 1.6%
3,634,326	Fidelity Institutional Treasury Fund, 4.51%[2]	3,634,326
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,634,326)	3,634,326

	TOTAL INVESTMENTS — 100.1%
	(Cost $81,462,748)	228,445,670
	Liabilities Less Other Assets — (0.1)%	(267,910)
	NET ASSETS — 100.0%	$228,177,760

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.

[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Riverbridge Growth Fund

STATEMENT OF ASSETS AND LIABILITIES

As of November 30, 2024

Assets:
Investments, at value (cost $81,462,748)	$228,445,670
Receivables:
Fund shares sold	2,555
Dividends and interest	103,354
Prepaid expenses	18,182
Total Assets	228,569,761

Liabilities:
Payables:
Fund shares redeemed	131,431
Advisory fees	124,767
Shareholder servicing fees (Note 8)	16,411
Distribution fees (Note 7)	2,711
Fund accounting and administration fees	32,917
Transfer agent fees and expenses	7,404
Custody fees	13,123
Trustees' deferred compensation (Note 3)	26,902
Auditing fees	18,349
Legal fees	6,608
Chief Compliance Officer fees	1,913
Trustees' fees and expenses	531
Accrued other expenses	8,934
Total Liabilities	392,001
Commitments and contingencies (Note 3)
Net Assets	$228,177,760

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares)	$78,050,733
Total distributable earnings (accumulated deficit)	150,127,027
Net Assets	$228,177,760

Investor Class:
Net assets applicable to shares outstanding	$13,440,240
Shares of beneficial interest issued and outstanding	369,525
Net asset value, offering and redemption price per share	$36.37

Institutional Class:
Net assets applicable to shares outstanding	$214,737,520
Shares of beneficial interest issued and outstanding	5,726,025
Net asset value, offering and redemption price per share	$37.50

See accompanying Notes to Financial Statements.

Riverbridge Growth Fund

STATEMENT OF OPERATIONS

For the Year Ended November 30, 2024

Investment income:
Dividends (net of foreign withholdings taxes of $9,388)	$988,307
Interest	139,156
Total investment income	1,127,463

Expenses:
Advisory fees	1,648,453
Shareholder servicing fees (Note 8)	159,835
Distribution fees (Note 7)	34,200
Fund accounting and administration fees	235,076
Transfer agent fees and expenses	43,708
Custody fees	45,098
Registration fees	37,852
Shareholder reporting fees	30,855
Legal fees	26,204
Auditing fees	18,853
Trustees' fees and expenses	17,811
Chief Compliance Officer fees	15,943
Miscellaneous	5,843
Insurance fees	5,469
Interest expense	3,529
Total expenses	2,328,729
Advisory fees (waived) recovered	(180,980)
Net expenses	2,147,749
Net investment income (loss)	(1,020,286)

Realized and Unrealized Gain (Loss):
Net realized gain (loss)	24,356,262
Net change in unrealized appreciation/depreciation on investments	37,991,189
Net realized and unrealized gain (loss)	62,347,451

Net Increase (Decrease) in Net Assets from Operations	$61,327,165

See accompanying Notes to Financial Statements.

Riverbridge Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	November 30, 2024	November 30, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(1,020,286)	$(820,991)
Net realized gain (loss) on investments	24,356,262	(5,984,212)
Net change in unrealized appreciation/depreciation on investments	37,991,189	42,697,132
Net increase (decrease) in net assets resulting from operations	61,327,165	35,891,929

Capital Transactions:
Net proceeds from shares sold:
Investor Class	726,482	1,061,735
Institutional Class	19,976,727	31,188,649
Cost of shares redeemed:
Investor Class[1]	(6,539,640)	(3,249,324)
Institutional Class[2]	(63,448,335)	(57,695,399)
Net increase (decrease) in net assets from capital transactions	(49,284,766)	(28,694,339)

Total increase (decrease) in net assets	12,042,399	7,197,590

Net Assets:
Beginning of period	216,135,361	208,937,771
End of period	$228,177,760	$216,135,361
Capital Share Transactions:
Shares sold:
Investor Class	23,433	40,757
Institutional Class	623,170	1,219,826
Shares redeemed:
Investor Class	(209,996)	(128,520)
Institutional Class	(1,954,373)	(2,234,754)
Net increase (decrease) in capital share transactions	(1,517,766)	(1,102,691)

[1]	Net of redemption fee proceeds of $38 and $284, respectively.

[2]	Net of redemption fee proceeds of $1,735 and $1,522, respectively.

See accompanying Notes to Financial Statements.

Riverbridge Growth Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended November 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$27.66	$23.41	$32.97	$30.29	$22.18
Income from Investment Operations:
Net investment income (loss)[1]	(0.22)	(0.16)	(0.19)	(0.23)	(0.16)
Net realized and unrealized gain (loss)	8.93	4.41	(8.00)	3.91	8.56
Total from investment operations	8.71	4.25	(8.19)	3.68	8.40

Less Distributions:
From net realized gain	-	-	(1.37)	(1.01)	(0.31)
Total distributions	-	-	(1.37)	(1.01)	(0.31)

Redemption Fee Proceeds[1]	- [2]	- [2]	- [2]	0.01	0.02

Net asset value, end of period	$36.37	$27.66	$23.41	$32.97	$30.29

Total return[3]	31.49%	18.15%	(25.89)%	12.43%	38.51%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$13,440	$15,381	$15,072	$27,947	$19,094

Ratio of expenses to average net assets (including interest expense):
Before fees waived/recovered	1.29%[4]	1.29%	1.28%	1.25%	1.31%
After fees waived/recovered	1.21%[4]	1.21%	1.21%	1.21%	1.21%
Ratio of net investment income (loss) to average net assets (including interest expense):
Before fees waived/recovered	(0.78)%	(0.70)%	(0.83)%	(0.77)%	(0.71)%
After fees waived/recovered	(0.70)%	(0.62)%	(0.76)%	(0.73)%	(0.61)%

Portfolio turnover rate	6%	9%	8%	16%	18%

[1]	Based on average shares outstanding during the period.

[2]	Amount represents less than $0.01 per share.

[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	If interest expense had been excluded, the expense ratios would have remained unchanged for the year ended November 30, 2024.

See accompanying Notes to Financial Statements.

Riverbridge Growth Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended November 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$28.45	$24.02	$33.71	$30.88	$22.56
Income from Investment Operations:
Net investment income (loss) [1]	(0.15)	(0.10)	(0.13)	(0.16)	(0.09)
Net realized and unrealized gain (loss)	9.20	4.53	(8.19)	4.00	8.71
Total from investment operations	9.05	4.43	(8.32)	3.84	8.62

Less Distributions:
From net realized gain	-	-	(1.37)	(1.01)	(0.31)
Total distributions	-	-	(1.37)	(1.01)	(0.31)

Redemption Fee Proceeds[1]	- [2]	- [2]	- [2]	- [2]	0.01

Net asset value, end of period	$37.50	$28.45	$24.02	$33.71	$30.88

Total return[3]	31.81%	18.44%	(25.70)%	12.68%	38.80%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$214,738	$200,755	$193,866	$280,467	$219,223

Ratio of expenses to average net assets (including interest expense):
Before fees waived/recovered	1.04%[4]	1.04%	1.03%	1.00%	1.06%
After fees waived/recovered	0.96%[4]	0.96%	0.96%	0.96%	0.96%
Ratio of net investment income (loss) to average net assets (including interest expense):
Before fees waived/recovered	(0.53)%	(0.45)%	(0.58)%	(0.52)%	(0.46)%
After fees waived/recovered	(0.45)%	(0.37)%	(0.51)%	(0.48)%	(0.36)%

Portfolio turnover rate	6%	9%	8%	16%	18%

[1]	Based on average shares outstanding during the period.

[2]	Amount represents less than $0.01 per share.

[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	If interest expense had been excluded, the expense ratios would have remained unchanged for the year ended November 30, 2024.

See accompanying Notes to Financial Statements.

Riverbridge Growth Fund

NOTES TO FINANCIAL STATEMENTS

November 30, 2024

Note 1 – Organization

Riverbridge Growth Fund (the “Fund”) is organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund seeks to achieve long-term capital appreciation. The Fund commenced investment operations on December 31, 2012, with two classes of shares, Investor Class and Institutional Class.

On April 23, 2021, the Board of the Trust approved and declared advisable the reorganization of the Riverbridge Eco Leaders Fund (the “Eco Leaders Fund”) into the Fund. The purpose of the reorganization was to combine two funds within the Trust with similar investment objectives and strategies. The reorganization provided for the transfer of assets of the Eco Leaders Fund to the Fund and the assumption of the liabilities of the Eco Leaders Fund by the Fund. Following the reorganization, the Fund held the assets of the Eco Leaders Fund. The reorganization was effective as of the close of business on April 30, 2021. The following tables illustrate the specifics of the Fund’s reorganization:

Class	Riverbridge Eco Leaders Fund Net Assets[1]	Shares Issued to Shareholders of Eco Leaders Fund	Riverbridge Growth Fund Net Assets	Combined Net Assets	Tax Status of Transfer
Investor	$9,550,965	299,844	$260,915,536	$270,466,501	Non-taxable
Institutional	4,109,030	126,355	22,047,047	26,156,077	Non-taxable

[1]	Includes accumulated realized gain and unrealized appreciation in the amounts of $170,408 and $3,830,130, respectively.

Assuming the reorganization had been completed on December 1, 2020, the beginning of the annual reporting period for the Fund, the pro forma results of operation (unaudited) for the fiscal year 2021 would have been as follows:

Net investment loss	$(1,494,359)
Net realized gain on investments	14,814,784
Net change in unrealized appreciation on investments	20,546,749
Net increase of net assets resulting from operations	$33,867,174

Because the Fund has been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Eco Leaders Fund and the Fund that have been included in the Fund’s Statement of Operations since April 30, 2021.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Riverbridge Growth Fund

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2024

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares relative net assets, except for distribution and service fees which are unique to each class of shares relative net assets. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of the Fund except where allocation of direct expenses to the Fund or an alternative allocation method can be more appropriately made.

Riverbridge Growth Fund

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2024

(c) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of November 30, 2024, and during the prior three open tax years, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders

The Fund will make distributions of net investment income and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

(e) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor at any time determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Riverbridge Partners, LLC (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.75% of the Fund’s average daily net assets. The Advisor has contractually agreed to waive its fee and/or pay for operating expenses to ensure that total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.21% and 0.96% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively, until March 31, 2025, and the agreement may be terminated before that date only by the Trust’s Board of Trustees.

Riverbridge Growth Fund

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2024

For the year ended November 30, 2024, the Advisor waived a portion of its advisory fees totaling $180,980. The Fund’s Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At November 30, 2024, the amount of these potentially recoverable expenses was $519,091. The potential recoverable amount is noted as “Commitments and contingencies” as reported on the Statement of Assets and Liabilities. The Advisor may recapture all or a portion of this amount no later than November 30, of the years stated below:

2025	$163,962
2026	174,149
2027	180,980
Total	$519,091

UMB Fund Services, Inc. (“UMBFS”), serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the year ended November 30, 2024 are reported on the Statement of Operations.

IMST Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the year ended November 30, 2024, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Fund’s liability for these amounts is adjusted for market value changes in the invested fund and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Riverbridge Growth Fund

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2024

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the year ended November 30, 2024, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At November 30, 2024, gross unrealized appreciation and (depreciation) of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$81,909,845

Gross unrealized appreciation	$148,306,645
Gross unrealized depreciation	(1,770,820)

Net unrealized appreciation (depreciation) on investments	$146,535,825

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net asset value per share. For the year ended November 30, 2024, permanent differences in book and tax accounting have been reclassified to paid in capital and total distributable earnings as follows:

Increase (Decrease)
Paid in Capital	Total Distributable Earnings
$(789,698)	$789,698

As of November 30, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$-
Undistributed long-term capital gains	4,578,067
Tax accumulated earnings	4,578,067

Accumulated capital and other losses	(959,963)
Net unrealized appreciation (depreciation) on investments	146,535,825
Unrealized deferred compensation	(26,902)
Total accumulated earnings (deficit)	$150,127,027

As of November 30, 2024, the Fund had qualified late-year ordinary losses, which are deferred until fiscal year 2025 for tax purposes. Net late-year losses incurred after December 31, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

Late-Year Ordinary Losses
$959,963

Riverbridge Growth Fund

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2024

During the year ended November 30, 2024, the Fund utilized $8,368,047 of short-term and $11,327,788 of long-term non-expiring capital loss carryfowards, respectively.

Note 5 – Redemption Fee

The Fund may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 90 days of purchase. For the years ended November 30, 2024 and 2023, redemption fees were $1,773 and $1,806, respectively.

Note 6 – Investment Transactions

For the year ended November 30, 2024, the Fund’s purchases and sales of investments, excluding short-term investments, were $12,125,565 and $63,610,502, respectively.

Note 7 – Distribution Plan

The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which allows the Fund to pay distribution fees for the sale and distribution of its Investor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to the Investor Class shares, payable to IMST Distributors, LLC. The Institutional Class does not pay any distribution fees.

For the year ended November 30, 2024, the distribution fees incurred by the Fund’s Investor Class shares are disclosed on the Statement of Operations.

Note 8 – Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.10% of the Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the year ended November 30, 2024, the Fund’s shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 9 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Riverbridge Growth Fund

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2024

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of November 30, 2024, in valuing the Fund’s assets carried at fair value:

Investments	Level 1	Level 2**	Level 3**	Total
Common Stocks*	$224,811,344	$-	$-	$224,811,344
Short-Term Investments	3,634,326	-	-	3,634,326
Total Investments	$228,445,670	$-	$-	$228,445,670

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedules of Investments.

**	The Fund did not hold any Level 2 or 3 securities at period end.

Note 11 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Riverbridge Growth Fund

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2024

Note 12 – New Accounting Pronouncement

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the Fund’s streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. The Fund has adopted procedures in accordance with the SEC’s rules and form amendments.

Note 13 – Events Subsequent to the Fiscal Periods End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of

Investment Managers Series Trust

and the Shareholders of the Riverbridge Growth Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the Riverbridge Growth Fund (the “Fund”), a series of Investment Managers Series Trust, including the schedule of investments, as of November 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2007.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2024 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

January 27, 2025

Form N-CSR Items 8 - 11 (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contact.

Board Consideration of Investment Advisory Agreements

At an in-person meeting held on September 17-18, 2024, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Riverbridge Partners, LLC (the “Advisor”) with respect to the Riverbridge Growth Fund series of the Trust (the “Fund”) for an additional one-year term from when it otherwise would expire. In approving renewal of the Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal was in the best interests of the Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Fund and the Advisory Agreement from the Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Advisor’s organization and financial condition; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Fund; information about the Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Advisor’s overall relationship with the Fund; reports comparing the performance of the Fund with returns of the Russell 3000 Growth Index and a group of comparable funds (the “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”) from Morningstar, Inc.’s Large Growth fund universe (the “Fund Universe”) for the one-, three-, five-, and ten-year periods ended June 30, 2024; and reports comparing the investment advisory fee and total expenses of the Fund with those of the Peer Group and Fund Universe. The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In renewing the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Form N-CSR Items 8 - 11 (Unaudited) – Continued

Nature, Extent, and Quality of Services

With respect to the performance results of the Fund, the Meeting Materials indicated that the Fund’s annualized total return for the ten-year period was above the Large Growth Fund Universe median return and the same as the Peer Group median return, but below the S&P 500 Index return and the Russell 3000 Growth Index return by 1.03% and 3.92%, respectively. The Fund’s annualized total return for the five-year period was below the Peer Group and Fund Universe median returns, the S&P 500 Index return, and the Russell Index return by 0.77%, 1.04%, 4.17%, and 7.67%, respectively. For the three-year period, the Fund’s annualized total return was below the Peer Group median return by 0.09%, the Fund Universe median return by 0.84%, the S&P 500 Index return by 8.75%, and the Russell Index return by 9.07%. The Fund’s total return for the one-year period was below the Peer Group and Fund Universe median returns, the S&P 500 Index return, and the Russell Index return by 8.32%, 8.37%, 8.42%, and 16.08%, respectively. The Trustees considered the Advisor’s explanations that the Fund’s underperformance relative to the Peer Group and Fund Universe was primarily due to the Fund’s weighted average market capitalization, which was lower than all but six of the funds in the Peer Group, and that the Fund’s performance was negatively affected because large- and giant-cap stocks generally outperformed mid-cap and small-cap stocks over all periods. The Trustees also observed that the Fund’s volatility of returns, as measured by its standard deviation, and its downside volatility, as measured by its Morningstar risk score, ranked it in the first or second quartile of the funds (which are the most favorable) in the Peer Group and Fund Universe for the one-, three-, five-, and ten-year periods.

The Board also considered the overall quality of services provided by the Advisor to the Fund. In doing so, the Board considered the Advisor’s specific responsibilities in day-to -day management and oversight of the Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the organization and operations of the Advisor, as well as its compliance structure. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Advisor to the Fund were satisfactory.

Advisory Fee and Expense Ratio

With respect to the advisory fee paid by the Fund, the Meeting Materials indicated that the annual investment advisory fee (gross of fee waivers) was the same as the Peer Group median, but higher than the Fund Universe median by 0.05%. The Trustees noted that the Fund’s advisory fee was higher than the average fee that Riverbridge charges its institutional clients to manage separate accounts using the same strategy as the Fund. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the institutional separate accounts that Riverbridge manages.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.09% and 0.13%, respectively. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Fund Universe, and that certain of those other funds also had significant assets in other classes. The Trustees also considered that the Fund’s total net expenses were not in the highest quartile of those funds in the Peer Group or the Fund Universe.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Advisor provides to the Fund.

Profitability, Benefits to the Advisor, and Economies of Scale

The Board next considered information prepared by Riverbridge relating to its costs and profits with respect to the Fund for the year ended June 30, 2024, noting that Riverbridge had waived a portion of its advisory fee for the Fund. Recognizing the difficulty in evaluating an investment advisor’s profitability with respect to the funds it manages in the context of an advisor with multiple lines of business, and noting that other profitability methodologies might also be reasonable, the Board and the Independent Trustees concluded that the profit of Riverbridge from its relationship with the Fund was reasonable. The Trustees also noted that although there were no advisory fee breakpoints, the asset level of the Fund was not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future, as the Fund’s assets grow.

Form N-CSR Items 8 - 11 (Unaudited) – Continued

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement was in the best interests of the Fund and its shareholders and, accordingly, approved the renewal of the Advisory Agreement.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed June 8, 2018.

(a) (2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). Not Applicable.

(a) (3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith

(a) (4) Not Applicable

(a) (5) Not Applicable

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	2/6/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	2/6/2025

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	2/6/2025